Oakhurst Strategic Defined Risk Fund
SCHEDULE OF INVESTMENTS (UNAUDITED)
July 31, 2022
	Shares		Value
EXCHANGE TRADED FUNDS - 64.64%
Invesco BulletShares 2023 Corporate Bond ETF	572,271		$12,006,246
Invesco BulletShares 2024 Corporate Bond ETF (a)	1,864,400		38,928,672
Invesco BulletShares 2026 Corporate Bond ETF	34,368		676,706
iShares iBonds December 2024 Term Corporate ETF	366,750		9,128,407
SPDR S&P 500 ETF Trust (b)	18,000		7,415,820
Total Exchange Traded Funds
(Cost $68,237,370)			68,155,851

PURCHASED OPTIONS - 13.15% (b)(c)	Contracts (d)	Notional Amount
Purchased Call Options - 13.01%
Cboe S&P 500 Open/Euro Index
Expiration: December 2026, Exercise Price: $4,100.00	2	$826,058	167,760
SPDR S&P 500 ETF Trust
Expiration: December 2022, Exercise Price: $365.00	55	2,265,945	312,730
Expiration: January 2023, Exercise Price: $350.00	35	1,441,965	249,655
Expiration: June 2023, Exercise Price: $450.00	90	3,707,910	165,780
Expiration: September 2023, Exercise Price: $385.00	36	1,483,164	217,062
Expiration: December 2023, Exercise Price: $385.00	86	3,543,114	558,140
Expiration: December 2023, Exercise Price: $420.00	334	13,760,466	1,438,872
Expiration: December 2024, Exercise Price: $355.00	207	8,528,193	2,036,569
Expiration: December 2024, Exercise Price: $360.00	260	10,711,740	2,471,430
Expiration: December 2024, Exercise Price: $365.00	202	8,322,198	1,853,653
Expiration: December 2024, Exercise Price: $385.00	132	5,438,268	1,043,658
Expiration: December 2024, Exercise Price: $425.00	167	6,880,233	935,116
Expiration: December 2024, Exercise Price: $445.00	340	14,007,660	1,558,390
Expiration: December 2024, Exercise Price: $450.00	111	4,573,089	469,364
Expiration: December 2024, Exercise Price: $465.00	65	2,677,935	239,103
			13,717,282
Purchased Put Options - 0.14%
SPDR S&P 500 ETF Trust
Expiration: September 2022, Exercise Price: $375.00	151	6,221,049	45,375
Expiration: September 2022, Exercise Price: $415.00	29	1,194,771	38,266
Expiration: December 2022, Exercise Price: $225.00	110	4,531,890	6,270
Expiration: January 2023, Exercise Price: $220.00	105	4,325,895	8,295
Expiration: January 2023, Exercise Price: $320.00	35	1,441,965	15,365
Expiration: December 2024, Exercise Price: $365.00	10	411,990	32,205
			145,776
Total Purchased Options
(Cost $14,719,268)			13,863,058

	Principal Amount
U.S. GOVERNMENT NOTES/BONDS - 22.42%
United States Treasury Notes/Bonds
1.500%, 9/15/2022	$2,047,000		2,045,510
0.125%, 9/15/2023	1,386,000		1,343,147
1.500%, 1/15/2023	1,225,000		1,217,323
0.250%, 6/15/2023	4,050,000		3,955,723
1.000%, 12/15/2024	15,740,000		15,071,665
Total U.S. Government Notes/Bonds
(Cost $23,579,522)			23,633,368
	Shares
SHORT-TERM INVESTMENTS - 6.76%
Money Market Funds - 6.76%
Fidelity Institutional Money Market Government Portfolio- Class I, 1.41% (e)(f)	7,130,859		7,130,859
Total Short-Term Investments
(Cost $7,130,859)			7,130,859
Total Investments
(Cost $113,667,019) - 106.97%			112,783,136
Other Liabilities in Excess of Other Assets - (6.97)%			(7,346,164)
Net Assets - 100.00%			$105,436,972

ETF	Exchange Traded Fund
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with a written option contract. See the Schedule of Written Options for further information.
(c)	Non-income producing security.
(d)	100 shares per contract.
(e)	All or a portion of this security has been committed as collateral for open written option contracts. The total value of assets committed as collateral as of July 31, 2022 is $3,177,253.
(f)	The rate quoted is the annualized seven-day effective yield as of July 31, 2022.

Investment Valuation

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (REITS) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (the “Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines their net asset values per share. The Board has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board regularly reviews reports that describe any fair value determinations and methods.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of July 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$68,155,851	$-	$-	$68,155,851
Purchased Options	-	13,863,058	-	13,863,058
U.S. Government Notes/Bonds	-	23,633,368	-	23,633,368
Short-Term Investments	7,130,859	-	-	7,130,859
Total	$75,286,710	$37,496,426	$-	$112,783,136
Liabilities
Written Options	$-	$(5,475,120)	$-	$(5,475,120)
Total	$-	$(5,475,120)	$-	$(5,475,120)

As of July 31, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

Oakhurst Strategic Defined Risk Fund
SCHEDULE OF WRITTEN OPTIONS (UNAUDITED)
July 31, 2022

	Contracts (a)	Notional Amount	Value

WRITTEN OPTIONS
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: September 2022, Exercise Price: $455.00	(151)	$(6,221,049)	$(7,852)
Expiration: September 2022, Exercise Price: $470.00	(29)	(1,194,771)	(391)
Expiration: June 2023, Exercise Price: $500.00	(90)	(3,707,910)	(45,990)
Expiration: September 2023, Exercise Price: $445.00	(36)	(1,483,164)	(92,790)
Expiration: December 2023, Exercise Price: $455.00	(167)	(6,880,233)	(436,872)
Expiration: December 2023, Exercise Price: $460.00	(50)	(2,059,950)	(119,475)
Expiration: December 2023, Exercise Price: $465.00	(167)	(6,880,233)	(371,993)
Expiration: December 2023, Exercise Price: $475.00	(36)	(1,483,164)	(67,446)
Expiration: December 2024, Exercise Price: $510.00	(202)	(8,322,198)	(419,857)
			(1,562,666)

Written Put Options
Cboe S&P 500 Open/Euro Index
Expiration: December 2026, Exercise Price: $1,600.00	(2)	(826,058)	(11,840)
SPDR S&P 500 ETF Trust
Expiration: September 2022, Exercise Price: $310.00	(151)	(6,221,049)	(5,209)
Expiration: September 2022, Exercise Price: $335.00	(29)	(1,194,771)	(2,015)
Expiration: December 2022, Exercise Price: $270.00	(165)	(6,797,835)	(20,790)
Expiration: January 2023, Exercise Price: $245.00	(140)	(5,767,860)	(16,800)
Expiration: January 2023, Exercise Price: $350.00	(35)	(1,441,965)	(26,897)
Expiration: June 2023, Exercise Price: $375.00	(90)	(3,707,910)	(178,245)
Expiration: September 2023, Exercise Price: $325.00	(36)	(1,483,164)	(45,954)
Expiration: December 2023, Exercise Price: $210.00	(167)	(6,880,233)	(57,114)
Expiration: December 2023, Exercise Price: $275.00	(167)	(6,880,233)	(135,855)
Expiration: December 2023, Exercise Price: $310.00	(50)	(2,059,950)	(63,450)
Expiration: December 2023, Exercise Price: $325.00	(36)	(1,483,164)	(56,502)
Expiration: December 2024, Exercise Price: $245.00	(80)	(3,295,920)	(77,160)
Expiration: December 2024, Exercise Price: $275.00	(202)	(8,322,198)	(270,579)
Expiration: December 2024, Exercise Price: $285.00	(207)	(8,528,193)	(308,120)
Expiration: December 2024, Exercise Price: $295.00	(130)	(5,355,870)	(214,565)
Expiration: December 2024, Exercise Price: $300.00	(130)	(5,355,870)	(228,865)
Expiration: December 2024, Exercise Price: $355.00	(548)	(22,577,052)	(1,614,956)
Expiration: December 2024, Exercise Price: $385.00	(80)	(3,295,920)	(306,520)
Expiration: December 2024, Exercise Price: $395.00	(65)	(2,677,935)	(271,018)
			(3,912,454)
Total Written Options
(Premiums received $6,978,371)			$(5,475,120)

ETF - Exchange Traded Fund
(a) 100 shares per contract.